NON-CURRENT ASSETS HELD FOR SALE - Composition (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	$ 56,992
Assets of disposal group held for sale	18,199,621
Total non-current assets held for sale	18,256,613	$ 105,214	$ 101,184	$ 92,830
Foreclosed assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	32,806	74,528
Foreclosed assets [member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	6,464	8,144
Foreclosed assets [member] | Other movable property [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale		1,093
Foreclosed assets [member] | IFRS Residential Real Estate [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	4,403	24,361
Foreclosed assets [member] | Other real estate [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	21,939	40,930
Assets received from leasing agreements [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	11,235	3,666
Assets received from leasing agreements [member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	247
Assets received from leasing agreements [member] | IFRS Real Estate [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	10,988	3,666
Non-current assets held for sale, other [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total non-current assets held for sale	18,212,572	27,020
Non-current assets held for sale, other [member] | Land [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale		5,158
Non-current assets held for sale, other [member] | IFRS Real Estate [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	5,893	14,889
Non-current assets held for sale, other [member] | Other property, plant and equipment [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	$ 7,058	$ 6,973